OBLIGATIONS OF LAW No. 14,182/2021 - Movements (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance	R$ 0
Addition	40,429,137
Inflation adjustment	220,597
Charges	1,284,061
Interest paid	(22,731)
Amortization of Principal	(5,251,610)
Final balance	36,659,454
Current	1,472,662
Non - current	35,186,792
Energy Development Contribution
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance	0
Addition	33,735,216
Inflation adjustment	197,580
Charges	1,097,038
Interest paid	(22,731)
Amortization of Principal	(5,251,610)
Final balance	29,755,493
Current	597,722
Non - current	29,157,771
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance	0
Addition	6,693,921
Inflation adjustment	23,017
Charges	187,023
Final balance	6,903,961
Current	874,940
Non - current	R$ 6,029,021